Equity	12 Months Ended
Dec. 31, 2021
Equity [abstract]
Equity
28.	Equity

(a)	Share capital
The Company’s authorized share capital is comprised of an unlimited number of Common Shares with no
par value and an unlimited number of preferred shares issuable in one or more series. The Board is authorized to determine the rights and privileges and number of shares of each series.
As at December 31, 2021, there are 76,390,043 Common Shares and no preferred shares issued and outstanding.
During the year ended December 31, 2021, the Company completed the sale of 1,524,759 Common Shares as part of an ATM arrangement conducted under a prospectus supplement to the Company’s base shelf prospectus dated December 5, 2019. After deducting transaction costs, the net proceeds to the Company was $16,804.
On February 24, 2021, the Company completed the sale of 5,346,536 Common Shares. The aggregate gross proceeds to the Company were approximately US $54,000

(CAD $67,718).
 After deducting transaction costs, the net proceeds to the Company were
US $49,700

(CAD 62,833).
On December 13, 2021, the Company completed the sale of 6,111,112 Common Shares. The aggregate gross proceeds to the Company were approximately US $27,500

(CAD 35,175).
 After deducting transaction costs, the net proceeds to the Company were
US $25,300

(CAD 32,555).
(b)	Treasury share reserve
The treasury share reserve comprises the cost of Common shares held by the Company. At December 31, 2021, the Company held 303,816
of its own Common Shares in reserve
(December 31, 2020 - nil).

(c)	Options
The Company has a stock option plan (the “
Plan
”) that provides for the granting of options to directors, officers, employees and consultants. The exercise price of an option is set at the time that such option is granted under the Plan. The maximum number of Common shares reserved for issuance under the Plan is the greater of i) 15% of the number of Common shares issued and outstanding of the Company and ii) 3,800,000
. As a result of a business combination with Difference Capital Financial Inc. completed on June 21, 2019, there are an additional options issued , which were granted pursuant to the Company’s prior stock option plan (the “
Prior Plan
”). As at December 31, 2021, there are
97,000
 of these options outstanding that do not contribute towards the maximum number of Common Shares reserved for issuance under the Plan as described above.
Each option converts into one Common Share of the Company upon exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither right to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of expiry. Options issued under the Plan have a maximum contractual term of eight years, and options issued under the Prior Plan have a maximum contractual term of ten years.
A summary of the status of the stock options and changes in the period is as follows:

	Options Outstanding (000s)	Weighted Average Grant Date Fair Value $	Weighted Average Exercise Price $	Options Exercisable (000s)	Weighted Average Exercise Price $
Balance, December 31, 2019	3,697	—	4.05	2,833	4.12
Options granted	1,988	1.45	2.47	—	—
Exercised	(276)	—	1.59	—	—
Forfeited	(432)	—	2.86	—	—

Balance, December 31, 2020	4,977	—	3.07	2,965	3.47
Options granted	5,410	4.76	7.47	—	—
Exercised	(810)	—	1.77	—	—
Forfeited	(653)	—	6.24	—	—

Balance, December 31, 2021	8,924	—	4.64	3,036	3.93

The above noted options have expiry dates ranging from March 2029 to December 2029.
Options granted during the year ended December 31, 2021 include 1,260,000 performance-based options granted to employees where vesting of these options is dependent on certain performance criteria being met and 366,343 equity-settled share-based payment awards of the Company issued to employees of Moka in connection with the acquisition of Moka.

(c)	Options (Continued from previous page)

Options granted during the year ended December 31, 2021 include 17,500 options granted to non-employees
(2020 - 150,000). These options measured at the fair value of corresponding services received, rather than using the Black-Scholes option pricing model.
On June 10, 2020, Mogo modified the exercise price of 1,394,425 outstanding options previously granted to its employees to $1.56. During the year ended December 31, 2020, the incremental modification expense arising from the repricing of these options was $397.
On December 23, 2021, Mogo modified the exercise price of 1,413,282 outstanding options previously granted to its employees to $4.42. During the year ended December 31, 2021, the incremental modification expense arising from the repricing of these options was $530.
With the exception of performance-based stock options, the fair value of each option granted was estimated using the Black-Scholes option pricing model with the following assumptions:

	For the year ended December 31, 2021	For the year ended December 31, 2020
Risk-free interest rate	0.58% - 1.46%	0.32% - 0.39%
Expected life	5 years	5 years
Expected volatility in market price of shares	84% - 87%	72% - 77%
Expected dividend yield	0%	0%
Expected forfeiture rate	15%	15%

These options generally vest either immediately or monthly over a three-four year period. On September 30, 2021, the Company granted performance-based stock options that vest monthly over a two year period starting January 1, 2022.
Total share-based compensation costs related to options, replacement awards, and RSUs for the year ended December 31, 2021 were $10,838 (2020 - $1,371). Refer to Note 24 for further details on replacement awards.
(d)	Restricted share units
RSUs are granted to executives and other key employees. The fair value of an RSU at the grant date is equal to the market value of one Common Share. Executives and other key employees are granted a specific number of RSUs for a given performance period based on their position and level of contribution. RSUs vest fully after three years of continuous employment from the date of grant and, in certain cases, if performance objectives are met as determined by the Board of Directors.

When an RSU fully vests, the holder will receive a Common Share.
 The maximum number of shares which may be made subject to issuance under RSUs awarded under the RSU Plan is 500,000.
Details of outstanding RSUs as at December 31, 2021 are as follows:

Number of RSUs (000s)
Balance, December 31, 2019	141
Converted	(59)
Expired	(5)

Balance, December 31, 2020	77
Converted	(30)
Expired	(5)

Balance, December 31, 2021	42

(e)	Warrants

	Warrants Outstanding (000s)	Weighted Average Exercise Price $	Warrants Exercisable (000s)	Weighted Average Exercise Price $
Balance, December 31, 2019	1,196	2.96	598	2.96
Warrants granted	4,829	1.98	—	—
Warrants exercised	(990)	2.03	—	—

Balance, December 31, 2020	5,035	1.80	4,386	1.88
Warrants granted	573	11.25	—	—
Warrants exercised	(3,618)	1.76	—	—

Balance, December 31, 2021	1,990	4.60	1,757	5.04

The 1,990,231
 warrants outstanding noted above have expiry dates ranging from December 2022 to June 2025 and do not include the stock warrants accounted for as derivative financial liabilities discussed in Note 16.
On October 7, 2020, Mogo issued 4,479,392 Debenture Warrants to its debenture holders in connection with the debenture amendments approved on September 30, 2020, at an exercise price of $2.03 per Debenture Warrant. The Debenture Warrants are exercisable at any time until
December 31, 2022. As at December 31, 2021,
3,617,737 Debenture Warrants (2020
–
990,427) with a cash proceed of $6,375 (2020 – $2,011) were exercised into Common Shares. Refer to Note 14 for additional details.
(e)	Warrants (Continued from previous page)

In connection with a marketing collaboration agreement with Postmedia Network Inc (“
Postmedia
”). dated January 25, 2016 and amended on January 1, 2018 and January 1, 2020 effective until December 31, 2022, Mogo issued Postmedia a total of 1,546,120 warrants, of which 1,312,787 have been exercised as at December 31, 2021 for cash proceeds of $1,696. The remaining warrants will vest in equal installments until December 31, 2022. Subsequent to an amendment entered into on June 3, 2020, the exercise price of the warrants was reduced to $1.29. Under the agreement, Postmedia also receives a quarterly payment of $263.
Warrants issued to investors are denominated in a currency other than the functional currency of the Company therefore do not meet the definition of an equity instrument and are classified as derivative financial liabilities. Refer to Note 16 for more details.
During the year ended December 31, 2021, the Company also issued 572,883 warrants in connection with broker services rendered on the offering.
The fair value of the warrants outstanding was estimated using the Black-Scholes option pricing model with the following assumptions:

	For the year ended December 31, 2021	For the year ended December 31, 2020

Risk-free interest rate	0.25% - 0.95%	0.32% - 0.39%
Expected life	3 - 3.5 years	3.5 - 7 years
Expected volatility in market price of shares	93% - 102%	50% - 77%
Expected dividend yield	0%	0%
Expected forfeiture rate	0%	0%